Other Current Assets	12 Months Ended
Dec. 31, 2024
Disclosure of other current assets [Abstract]
Other Current Assets
Note 26 – Other Current Assets

	As at December 31,
	2024	2023
	$ Thousands
Prepaid expenses	11,008	12,909
Input tax receivable	10,505	8,291
Grant receivable (1)	-	74,522
Deposits in connection with projects under construction	749	3,755
Others	1,496	12,226
	23,758	111,703

(1)	Relates to ITC grant in respect of CPV Renewable.